Warrants Liabilities (Details) - USD ($)				12 Months Ended
	Nov. 15, 2024	Jan. 26, 2024	Jan. 13, 2022	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Warrants Liabilities [Line Items]
Price per warrant to purchase (in Dollars per share)			$ 0.01
Warrants to purchase ADS (in Shares)	1,460,328	5,970,152	300,000
Warrants exercise price per share (in Dollars per share)	$ 2.74	$ 0.67	$ 4.8
Offering price per share (in Dollars per share)			$ 4
Fair value of warrants liability			$ 522,116
Additional paid-in capital						$ 541,494
Recognized gain on fair value warrant liabilities					$ 118	22,574
Purchase agreement shares		5,970,152
Company agreed to sell stocks (in Shares)	625,000		6,250,000
Purchase price per share (in Dollars per share)		$ 6.7
Warrants expire date		5 years 6 months
Net proceeds				29,482
Fair value of warrants				$ (1,438,866)	2,050,211	(109,173)
American Depositary Shares [Member]
Warrants Liabilities [Line Items]
Warrants to purchase ADS (in Shares)	30,000			10,760
Warrants exercise price per share (in Dollars per share)	$ 48
Company agreed to sell stocks (in Shares)		597,015
Investors Warrants Liability [Member]
Warrants Liabilities [Line Items]
Additional paid-in capital		$ 541,494
Fair value of warrants				$ (1,438,866)	$ (2,050,329)	$ 86,599
Representative Warrant Liability [Member]
Warrants Liabilities [Line Items]
Additional paid-in capital			$ 522,116
Warrants issued and outstanding
IPO [Member]
Warrants Liabilities [Line Items]
Percentage of warrant to sold			5.00%
Percentage of warrant exercise price of IPO price			120.00%